ASSET RETIREMENT OBLIGATIONS - Change in the Company's ARO liability (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligation, Beginning balance		$ 2,198,064	$ 1,654,968	$ 5,485,915
Liabilities incurred				85,802
Liabilities sold			(26,780)
Liabilities settled			(28,087)	(3,510,966)
Change in estimates	$ 193,229		435,067	(497,407)
Accretion expense		54,932	162,896	91,624
Asset retirement obligation, Ending balance		$ 2,252,996	$ 2,198,064	$ 1,654,968